ORGANIZATION AND OPERATIONS (Details)	Jun. 14, 2024 $ / shares	Oct. 14, 2022 $ / shares	Sep. 30, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Common stock, par value (usd per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Conversion ratio	0.125	0.04